Related party transactions	12 Months Ended
Jun. 30, 2022
Related party transactions
Related party transactions
37	Related party transactions

Parties are considered to be related if one party directly or indirectly has the ability to control or jointly control the other party or exercise significant influence over the other party or is a member of the key management of the reporting entity (Sasol Limited). In particular, this relates to joint ventures and associates. Disclosure in respect of joint ventures and associates is provided in note 21.

Group companies, in the ordinary course of business, entered into various purchase and sale transactions with associates and joint ventures. The effect of these transactions is included in the financial performance and results of the group. Terms and conditions are determined on an arm’s length basis. Amounts owing (after eliminating intercompany balances) to related parties are disclosed in the respective notes to the financial statements for those statement of financial position items. No impairment of receivables related to the amount of outstanding balances is required.

37	Related party transactions continued

Material related party transactions

The following table shows the material transactions that are included in the annual financial statements using the equity method for associates and joint ventures.

	2022	2021	2020
for the year ended 30 June	Rm	Rm	Rm
Sales and services rendered from subsidiaries to related parties
Joint ventures	2 737	2 635	672
Purchases by subsidiaries from related parties
Joint ventures	4	8	691
Associates	153	100	78
	157	108	769

Identity of related parties with whom material transactions have occurred

Except for the group’s interests in joint ventures and associates, there are no other related parties with whom material individual transactions have taken place.

Key management remuneration

Key management comprises of Executive and Non-executive Directors as well as other members of the Group Executive Committee (GEC)/Prescribed Officers.

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives[2]	2022[1]	2021[1]	2020[1]
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
EXECUTIVE DIRECTORS	26 980	764	2 948	22 691	53 383	65 493	22 944
1	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.
2	Short-term incentives approved based on the Group results for the 2022 financial year and payable in the 2023 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2022 multiplied by the Group STI performance and the Individual Performance Factor.

Gains on Long-term incentives previously awarded to the Executive Directors’ and former Executive Directors’ vested after the performance period ended 30 June 2022, are as follows:

Long-term
	incentive	Total	Total	Total
	rights vested[1]	2022	2021	2020
	R’000	R’000	R’000	R’000
EXECUTIVE DIRECTORS	30 850	30 850	4 824	2 657
1	Long-term incentives for the 2022 financial year represent incentives approved on the group results for theperformance period ended 30 June 2022, settled in the 2023 financial year.

37	Related party transactions continued

Remuneration and benefits paid and short-term incentives approved for the Prescribed Officers were as follows:

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives[2]	2022[1]	2021[1]	2020[1]
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
PRESCRIBED OFFICERS	38 060	5 312	16 751	28 349	88 472	92 817	52 142
Number of Prescribed Officers					8	7	6
1	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.
2	Short-term incentives approved based on the Group results for the 2022 financial year and payable in the 2023 financial year. Incentives are calculated as a percentage of total guaranteed package/base salary as at 30 June 2022 multiplied by the Group STI performance and the Individual Performance Factor.

Gains on Long-term incentives previously awarded to the Prescribed Officers vested after the performance period ended 30 June 2021, are as follows:

Long-term
incentive
	rights	Total	Total	Total
	vested[1]	2022	2021	2020
	R’000	R’000	R’000	R’000
PRESCRIBED OFFICERS	50 512	50 512	6 735	4 201
1	Long-term incentives for the 2022 financial year represent incentives approved on the group results for the performance period ended 30 June 2022, settled in the 2023 financial year.

The total IFRS2 charge for LTI’s awarded to the Executive Directors and the Prescribed Officers in 2022 amounted to R14 million and R32 million.

Non-executive Directors’ emoluments for the year was as follows:

				Ad Hoc
				Special
	Board	Lead		Board —
	meeting	Director	Committee	Committee	Total	Total	Total
	fees	fees	fees	Meeting	2022	2021	2020
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Non-executive Directors	22 787	758	6 861	—	30 406	33 540	39 743